Cover	May 30, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 30, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40710
Entity Registrant Name	Roth CH Acquisition IV Co.
Entity Central Index Key	0001855447
Entity Tax Identification Number	83-3583873
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	655 Campbell Technology Parkway
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Campbell
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95008
City Area Code	408
Local Phone Number	402-0802
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Roth CH Acquisition IV Co.
Common Stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	TYGO
Security Exchange Name	NASDAQ
Warrants to purchase Common Stock, at an exercise price of $11.50 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase Common Stock, at an exercise price of $11.50 per share
Trading Symbol	TYGOW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	888 San Clemente Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660